COVID-19 GOVERNMENT SUPPORT LOANS (Details Narrative)	Apr. 15, 2020 USD ($)	Apr. 09, 2020 USD ($)	May 03, 2020 USD ($)	Apr. 09, 2020 CAD ($)
Paycheck Protection Program [Member]
IfrsStatementLineItems [Line Items]
Loans received	$ 30,200	$ 30,200	$ 186,747	$ 40,000
Borrowings interest rate	5.00%
Canada Emergency Business Account [Member]
IfrsStatementLineItems [Line Items]
Canada emergency business account description	the Company received a loan in the amount of $30,200 through the CEBA. If the loan has not been repaid by January 18, 2024, the outstanding amount will be automatically extended for an additional two years at 5% interest per annum payable monthly and maturing on December 31, 2025. The Company repaid 75% of the amount borrowed on January 15, 2024.	the Canadian government launched the Canada Emergency Business Account (“CEBA”) which is intended to support businesses during COVID-19 by providing interest free financing of up to $30,200 (CA$40,000) until December 31, 2023. If 75% of the loan is repaid by December 31, 2023 (extended to January 18, 2024), the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned.